Property, plant and equipment, net	12 Months Ended
Dec. 31, 2022
Property, plant and equipment, net.
Property, plant and equipment, net

Note 8 – Property, plant and equipment, net

Property, plant and equipment, net and related accumulated depreciation consist of the following:

	As of
	December 31, 2022	December 31, 2021
Land	$12,068	$7,494
Building and improvements	469,328	390,070
Furniture and fixtures	189,561	124,051
Information technology	5,149	4,406
Construction in progress	83,299	89,059
Transferred to assets held for sale	(12,508)	(12,501)
Total property, plant and equipment	746,897	602,579
Less: Accumulated depreciation	(128,732)	(76,754)
Property, plant and equipment, net	$618,165	$525,825

Assets included in construction in progress represent projects related to both cultivation and dispensary facilities not yet completed or otherwise not ready for use.

Depreciation expense totaled $57.4 million and $39.5 million for the years ended December 31, 2022 and 2021, respectively, which includes $41.5 million and $29.1 million recognized as cost of goods sold and $15.9 million and $10.4 million recognized as a part of operating expenses in the Consolidated Statements of Operations for the years ended December 31, 2022 and 2021, respectively.

Asset Specific Impairment

The Company reviews the carrying value of its property and equipment at each reporting period for indicators of impairment.

During the year ended December 31, 2022, due to reduced forecasts for future operating performance at the Company’s California and Colorado operations, which was an attributing factor in the Company’s decision to close the majority of operations in the California and Colorado markets, the Company evaluated the recoverability of the asset groups to determine whether they would be recoverable. It was determined that the carrying value of the California and Colorado asset groups exceeded their estimated future undiscounted cash flows, and therefore the Company recorded impairment losses of $0.2 million in the California asset group and $4.9 million in the Colorado asset group, respectively. Further, due to the Company’s decision to consolidate cultivation and processing operations in Massachusetts through the exit of its Amesbury facility, the Company determined that property, plant, and equipment at the Amesbury Cultivation facility was also not recoverable and recorded an impairment loss of $3.8 million. These impairments were all recorded within the Domestic reportable segment.

For the year ended December 31, 2021, the Company recorded an impairment loss of $3.6 million related to bringing the Eureka net assets to the estimated fair market value at the time such assets were classified as held for sale.